Interest-Bearing Loans and Borrowings - Schedule From Financing Activities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Borrowings	$ 540,591	$ 514,929	$ 530,187
Proceeds from Seller’s credit agreement for the construction of six liquid barges	2,246	0	0
Proceeds from the credit agreement for the acquisition of the 2020 Fleet	15,000	0	0
Proceeds from 2025 Notes, net of deferred finance costs	0	479,023	0
Proceeds from long term debt, net of deferred finance costs	0	24,854	0
Repayment of 2022 Notes	0	(375,000)	0
Repayment of long-term debt and payment of principal	(13,525)	(105,551)	(13,403)
Repayment of notes payable	(5,261)	(4,466)	(4,304)
Accretion of Notes payable / unwinding of discount	(119)	(161)	(103)
Term bank loan additional deferred finance cost	(91)	0	0
Amortization of deferred finance cost	3,509	2,806	2,552
Loss on debt extinguishment	0	4,157	0
Borrowings	$ 542,350	$ 540,591	$ 514,929